Other disclosures - Spain Real Estate Business: gross, collateral, allowance (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Accumulated impairment
Distribution of portfolio
Financial assets	€ (1,560)	€ (1,591)
Construction and property development
Distribution of portfolio
Financial assets	2,701	2,801
Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	2,772	2,871
Written-off assets	844	924
Construction and property development | Gross carrying amount | Impaired
Distribution of portfolio
Financial assets	189	176
Construction and property development | Excess over collateral value
Distribution of portfolio
Excess over collateral value	386	397
Written-off assets
Construction and property development | Excess over collateral value | Impaired
Distribution of portfolio
Excess over collateral value	38	20
Construction and property development | Accumulated impairment
Distribution of portfolio
Financial assets	(71)	(70)
Written-off assets
Construction and property development | Accumulated impairment | Impaired
Distribution of portfolio
Financial assets	€ (54)	€ (58)